Note 3 - Transactions With Related Parties (Details Textual)		6 Months Ended
	Mar. 03, 2015 USD ($)	Jun. 30, 2017 USD ($) Rate shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Management Fees Related Parties		$ 9,387,000	$ 9,570,000
Voyage Expenses Related Parties		1,579,000	1,798,000
Due to Related Parties, Current		218,000		$ 191,000
Due from Related Parties, Current		3,928,000		3,447,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Annual Fee to Related Parties		$ 2,500,000
Annual Fee to Related Parties, Shares | shares		598,400
Management Fee Per Day, Per Vessel | Rate		95600.00%
Management Fee Per Day, Per Vessel Under Bareboat Charter | Rate		47800.00%
Construction Supervisory Fee		$ 787,400
Commission Charged on Charter Hire Agreements		0.75%
Number of Vessels Under Ship Management Cell		21
Management Fees Related Parties		$ 9,387,000	9,570,000
Voyage Expenses Related Parties		$ 1,579,000	1,798,000
Management Fees Expressed as Gross Revenue		0.75%
Officers Compensation Charged, Period End	$ 1,000,000
Stock Issued During Period, Shares, New Issues | shares		299,200
Fair Value of Shares Issued to Manager		$ 2,078,000	2,746,000
Working Capital Security		$ 1,725,000
Working Capital Security Per Vessel | Rate		7500000.00%
Total Charges by Manager to Companys Affiliates		$ 2,176,000	1,242,000
Due to Related Parties, Current		202,000		191,000
Annual Increase on Fees Payable, Removed	4.00%
Due from Related Parties, Current		3,928,000		2,841,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End		1,250,000	$ 1,250,000
Ciel Shipmanagement SA [Member]
Due from Related Parties, Current		$ 0		$ 606,000
SCSC Chairman and CEO [Member]
Percentage Ownership		70.00%
SCSC GM [Member]
Percentage Ownership		30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Number Vessels Managed		14		15
Due to Related Parties, Current		$ 0		$ 0
Due from Related Parties, Current		$ 0		$ 0